UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Diana J. Kenneally US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6406

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2005

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of
Principal		Interest	Maturity	Return % (A)	Amortized
Balance	Description	Rate %	Date	(Unaudited)	Cost
	COLLEGE AND UNIVERSITY LOANS (63.7%)
	ALABAMA
$48	Birmingham-Southern College	3.00	10/01/2006	12.48	$46
236	Birmingham-Southern College	3.00	10/01/2010	12.47	187
6	Stillman College	3.00	02/01/2007	13.24	5
1,416	University of Alabama	3.00	05/01/2021	12.27	782
199	University of Montevallo	3.00	05/01/2023	12.30	103
	CALIFORNIA
563	Azusa Pacific University	3.00	04/01/2017	12.96	336
1,320	California State University	3.00	11/01/2012	10.57	1,023
40	Foothill College	3.00	10/01/2006	11.76	37
230	Monterey Peninsula College	3.00	10/01/2018	11.95	141
320	San Diego State University	3.00	11/01/2021	11.93	179
670	San Francisco State University	3.00	11/01/2021	11.93	376
28	Scripps College	3.00	10/01/2005	12.51	27
	FLORIDA
45	Florida Atlantic University	3.00	07/01/2006	11.85	39
8	Florida Institute of Technology	3.00	02/01/2006	13.17	7
	HAWAII
270	University of Hawaii at Manoa	3.00	10/01/2006	11.76	253
	ILLINOIS
380	Concordia College	3.00	05/01/2011	12.64	293
	INDIANA
125	Anderson College	3.00	03/01/2010	13.02	97
340	Taylor University	3.00	10/01/2010	12.45	269
1,270	University of Notre Dame	3.00	04/01/2018	12.95	733
	IOWA
690	Drake University	3.00	10/01/2012	12.71	502
	KANSAS
170	Emporia State University	3.00	04/01/2009	12.33	141
21	Kansas Newman College	3.00	04/01/2006	13.10	19
	LOUISIANA
175	Grambling State University	3.00-3.75	10/01/2005	11.70	171
420	Xavier University	3.00	10/01/2017	12.54	253
	MARYLAND
980	Western Maryland College	3.00	11/01/2016	12.44	623
	MASSACHUSETTS
169	Atlantic Union College	3.00	05/01/2023	12.68	86
708	Boston University	3.00	12/31/2022	11.87	372
51	Hampshire College	3.00	11/01/2006	12.43	50
91	Springfield College	3.00	05/01/2011	12.59	70

1

				Internal
Outstanding		Stated		Rate of
Principal		Interest	Maturity	Return % (A)	Amortized
Balance	Description	Rate %	Date	(Unaudited)	Cost
	MICHIGAN
$950	Albion College	3.00	10/01/2015	12.51	$621
245	Alma College	3.00	04/01/2010	11.87	195
2,336	Finlandia University	3.00	08/01/2014	12.70	595
	MINNESOTA
950	Augsburg College	3.00	04/01/2016	12.95	587
415	College of St. Thomas	3.00	04/01/2017	12.95	248
	MISSISSIPPI
100	Jackson State University	3.00	01/01/2007	12.50	88
30	Mississippi Valley State	3.00	07/01/2008	11.89	24
98	Tougaloo College	3.00	06/01/2021	12.44	51
	MISSOURI
223	Missouri Southern State College	3.00	12/01/2008	10.56	188
133	Missouri Western State College	3.00	10/01/2008	11.77	115
	NEBRASKA
83	University of Nebraska	3.00	07/01/2013	10.59	61
	NEW HAMPSHIRE
245	Daniel Webster College	3.00	04/01/2019	12.99	137
258	New England College	3.625	10/01/2013	12.37	189
750	New England College	3.00	04/01/2019	12.96	420
423	Rivier College	3.625	04/01/2014	12.78	292
	NEW JERSEY
89	Fairleigh Dickinson University	3.00	11/01/2020	12.09	51
180	Montclair State College	3.00	07/01/2008	11.32	156
	NEW YORK
135	Alfred University	3.00	11/01/2007	12.41	121
424	Long Island University	3.00	06/01/2016	12.34	259
103	Long Island University	3.75	10/01/2005	12.42	100
892	Sarah Lawrence College	3.00	11/01/2021	12.64	487
	NORTH CAROLINA
82	Montreat-Anderson College	3.00	12/01/2019	12.19	47
275	North Carolina State University	3.00	09/01/2006	8.02	263
1,010	University of North Carolina	3.00	01/01/2018	11.49	627
	OHIO
1,335	Case Western Reserve University	3.00	04/01/2016	10.54	916
520	Kent State University	3.00	12/01/2008	10.55	439
81	Riverside Hospital	3.00	04/01/2007	13.09	76
166	University of Steubenville	3.375	04/01/2012	12.88	121
234	University of Steubenville	3.00	04/01/2017	12.96	139

2

				Internal
Outstanding		Stated		Rate of
Principal		Interest	Maturity	Return % (A)	Amortized
Balance	Description	Rate %	Date	(Unaudited)	Cost
	PENNSYLVANIA
$442	Carnegie Mellon University	3.00	11/01/2017	10.45	$298
500	Harcum Junior College	3.00	11/01/2015	12.44	330
40	Susquehanna University	3.00	11/01/2006	12.44	37
285	Susquehanna University	3.625	11/01/2014	12.32	200
90	Swarthmore College	3.00	11/01/2013	12.30	63
328	Temple University	3.375	11/01/2014	11.99	236
	RHODE ISLAND
286	Community College of Rhode Island	3.00	04/01/2018	12.10	177
	SOUTH CAROLINA
23	Benedict College	3.00	11/01/2006	12.42	21
660	College of Charleston	3.00	07/01/2016	12.02	410
624	Morris College	3.00	11/01/2013	12.42	440
	SOUTH DAKOTA
14	Black Hills State College	3.00	10/01/2005	11.76	14
34	Black Hills State College	3.00	10/01/2007	11.77	31
	TENNESSEE
86	Bryan College	3.00	02/01/2010	12.68	66
299	Vanderbilt University	3.00	06/30/2009	10.39	248
	TEXAS
413	Jarvis Christian College	3.00	04/01/2019	12.96	232
100	Laredo Junior College	3.00	08/01/2009	11.82	79
123	St. Edward’s University	3.625	04/01/2013	12.80	88
70	Texas College	3.00	04/01/2007	13.09	62
428	Texas Tech University	3.625	03/01/2013	10.80	324
2,795	Texas Tech University	3.375-3.50	03/01/2012	10.83	2,173
	VERMONT
930	Middlebury College	3.00	04/01/2018	12.87	583
55	St. Michael’s College	3.00	04/01/2008	13.06	48
2,153	University of Vermont	3.00	10/01/2019	12.19	1,257
	VIRGINIA
1,255	Old Dominion University	3.00	06/01/2013	11.70	860
	WASHINGTON
60	Western Washington University	3.00	10/01/2007	11.16	54
35,847	Total College and University Loans				23,164

	Allowance for Loan Losses				760

	Net Loans of the Trust				22,404

3

				Internal
Outstanding		Stated		Rate of
Principal		Interest	Maturity	Return % (A)	Amortized
Balance	Description	Rate %	Date	(Unaudited)	Cost
	INVESTMENT AGREEMENTS (36.3%)

$2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	$2,600
10,190	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	10,190
12,790	Total Investment Agreements				12,790
48,637	Total Investments (100.0%)				35,194

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

4

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.
2)	Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.
3)	Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.
4)	GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ Diana J. Kenneally Assistant Vice President

Date	October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Diana J. Kenneally Assistant Vice President

Date	October 31, 2005

* Print the name and title of each signing officer under his or her signature.